Shareholders' equity	6 Months Ended
Jun. 30, 2026
Shareholders' equity [Abstract]
Shareholders' equity
Note 6: Shareholders’ equity

a.	Issued and fully paid share capital

	Number of shares	Share capital USD’000
At 1 January 2026	512,563,532	1,093,055
Cancellation of treasury shares	(12,721,253)	(27,129)
At 30 June 2026	499,842,279	1,065,926

At 1 January 2025 and 31 December 2025	512,563,532	1,093,055

For details on prior year comparatives, refer to Item 17. Financial Statements of our 2025 Form 20-F.

b.	Treasury shares

The reserve for the Company’s treasury shares comprises the cost of the Company’s shares held by the Group. As at 30 June 2026, the Group held 60,974 of the Company’s shares (31 December 2025: 14,573,890), of which the Company cancelled 12,721,253 shares during the financial year 2026.

c.	Other reserves

(i)		As of 30 June 2026 USD’000	As of 31 December 2025 USD’000
	Composition:
	Share based payment reserve	4,897	6,589
	Hedging reserve	8,399	7,826
	Capital reserve	480,899	480,270
	Translation reserve	108	127
	Fair value reserve	58,278	(26,051)
	Total	552,581	468,761

(ii)	Movements of the reserves are as follows:	For the 6 months ended 30 June 2026 USD’000	For the 6 months ended 30 June 2025 USD’000
	Hedging reserve
	At beginning of the financial period	7,826	20,705
	Fair value gains/(losses) on cash flow hedges	3,447	(3,770)
	Reclassification to profit or loss	(2,874)	(5,734)
	At end of the financial period	8,399	11,201

	Fair value reserve
	At beginning of the financial period	(26,051)	10,906
	Disposal of FVOCI	(338)	–
	Fair value gains on revaluation	84,667	–
	At end of the financial period	58,278	10,906